UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-06444

Legg Mason Partners Equity Trust

(Exact name of registrant as specified in charter)

620 Eighth Avenue, 49th Floor, New York, NY 10018

(Address of principal executive offices) (Zip code)

Robert I. Frenkel, Esq.

Legg Mason & Co., LLC

100 First Stamford Place

Stamford, CT 06902

(Name and address of agent for service)

Registrant’s telephone number, including area code: 1-877-721-1926

Date of fiscal year end: December 31

Date of reporting period: September 30, 2017

ITEM 1.	SCHEDULE OF INVESTMENTS.

LEGG MASON PARTNERS EQUITY TRUST

ENTRUSTPERMAL ALTERNATIVE CORE FUND

FORM N-Q

SEPTEMBER 30, 2017

ENTRUSTPERMAL ALTERNATIVE CORE FUND

Consolidated schedule of investments (unaudited)	September 30, 2017

DESCRIPTION	SHARES	VALUE
INVESTMENTS IN UNDERLYING FUNDS - 43.4%
AQR Funds - AQR Managed Futures Strategy HV Fund, Class I Shares	1,628,401	$13,890,257	(a)
iShares, Inc. - iShares MSCI Europe Financials ETF	468,200	10,993,336
iShares, Inc. - iShares MSCI Eurozone ETF Index Fund	337,500	14,620,500
John Hancock Funds II - John Hancock Absolute Return Currency Fund, Class R6 Shares	2,951,535	28,275,702	*
Matthews Japan Fund, Institutional Class Shares	665,476	15,452,363
Pershing Square Holdings Ltd.	371,598	4,805,878	*(a)
RMB Mendon Financial Services Fund	340,205	15,346,637
SPDR Gold Trust - SPDR Gold Shares	115,487	14,040,910	*
SPDR Series Trust - SPDR S&P Regional Banking ETF	130,800	7,424,208
State Street Institutional U.S. Government Money Market Fund, Premier Class	22,252,148	22,252,148
VanEck Vectors Gold Miners ETF	80,200	1,841,392
VanEck Vectors Junior Gold Miners ETF	54,600	1,834,014
WisdomTree Japan Hedged Equity Fund	134,600	7,362,620

TOTAL INVESTMENTS IN UNDERLYING FUNDS (Cost - $149,890,843)		158,139,965

SECURITY
COMMON STOCKS - 24.9%
CONSUMER DISCRETIONARY - 1.9%
Media - 1.9%
Sky PLC	285,000	3,496,539	(a)
Tribune Media Co., Class A Shares	86,500	3,534,390

TOTAL CONSUMER DISCRETIONARY		7,030,929

FINANCIALS - 13.9%
Capital Markets - 3.8%
Apollo Global Management LLC, Class A Shares	96,500	2,904,650
Brookfield Asset Management Inc., Class A Shares	68,600	2,833,180
Carlyle Group LP	111,800	2,638,480
KKR & Co. LP	137,200	2,789,276
Oaktree Capital Group LLC	57,200	2,691,260

Total Capital Markets		13,856,846

Insurance - 2.5%
Third Point Reinsurance Ltd.	585,900	9,140,040	*

Mortgage Real Estate Investment (REITs) - 7.6%
Apollo Commercial Real Estate Finance Inc.	152,500	2,761,775
Blackstone Mortgage Trust Inc., Class A Shares	88,900	2,757,678
Chimera Investment Corp.	141,575	2,678,599
Invesco Mortgage Capital Inc.	155,200	2,658,576
MFA Financial Inc.	313,400	2,745,384
New Residential Investment Corp.	167,500	2,802,275
Pennymac Mortgage Investment Trust	160,000	2,782,400
Redwood Trust Inc.	168,300	2,741,607
Starwood Property Trust Inc.	125,629	2,728,662
Two Harbors Investment Corp.	276,033	2,782,413

Total Mortgage Real Estate Investment (REITs)		27,439,369

TOTAL FINANCIALS		50,436,255

HEALTH CARE - 4.1%
Biotechnology - 1.0%
Kite Pharma Inc.	20,700	3,722,067	*

Health Care Equipment & Supplies - 2.1%
Alere Inc.	72,800	3,712,072	*
NxStage Medical Inc.	132,900	3,668,040	*

Total Health Care Equipment & Supplies		7,380,112

Pharmaceuticals - 1.0%
Akorn Inc.	111,200	3,690,728	*

TOTAL HEALTH CARE		14,792,907

See Notes to Consolidated Schedule of Investments.

ENTRUSTPERMAL ALTERNATIVE CORE FUND

Consolidated schedule of investments (unaudited) (cont’d)	September 30, 2017

DESCRIPTION			SHARES	VALUE
INFORMATION TECHNOLOGY - 2.0%
Communications Equipment - 1.0%
Brocade Communications Systems Inc.			305,700	$3,653,115

Semiconductors & Semiconductor Equipment - 1.0%
NXP Semiconductors NV			31,400	3,551,026	*

TOTAL INFORMATION TECHNOLOGY				7,204,141

MATERIALS - 1.0%
Chemicals - 1.0%
Monsanto Co.			30,600	3,666,492

TELECOMMUNICATION SERVICES - 1.0%
Diversified Telecommunication Services - 1.0%
Straight Path Communications Inc., Class B Shares			20,400	3,685,668	*

UTILITIES - 1.0%
Gas Utilities - 1.0%
WGL Holdings Inc.			42,800	3,603,760

TOTAL COMMON STOCKS (Cost - $82,890,384)				90,420,152

			SHARES/ UNITS
MASTER LIMITED PARTNERSHIPS - 11.2%
Energy - 10.4%
Antero Midstream Partners LP			94,200	2,970,126
Buckeye Partners LP			54,200	3,089,400
DCP Midstream LP			89,600	3,103,744
Enable Midstream Partners LP			207,900	3,322,242
Enterprise Products Partners LP			117,500	3,063,225
EQT Midstream Partners LP			42,700	3,201,219
MPLX LP			90,900	3,182,409
Rice Midstream Partners LP			156,500	3,277,110
Shell Midstream Partners LP			115,800	3,223,872
Spectra Energy Partners LP			69,800	3,097,724
Valero Energy Partners LP			71,826	3,140,232
Williams Partners LP			81,700	3,178,130

Total Energy				37,849,433

Financials - 0.8%
Blackstone Group LP			85,400	2,849,798

TOTAL MASTER LIMITED PARTNERSHIPS (Cost - $39,831,456)				40,699,231

	EXPIRATION DATE	CONTRACTS	NOTIONAL AMOUNT
PURCHASED OPTIONS - 0.0%
Exchange-Traded Purchased Options - 0.0%
iShares Russell 2000 ETF, Put @ $132.00	10/20/17	2,600	38,526,800	18,200
SPDR S&P 500 ETF Trust, Put @ $235.00	10/20/17	1,500	37,684,500	22,500

TOTAL PURCHASED OPTIONS (Cost - $497,843)				40,700

TOTAL INVESTMENTS BEFORE SHORT-TERM INVESTMENTS (Cost - $273,110,526)				289,300,048

	RATE		SHARES
SHORT-TERM INVESTMENTS - 14.5%
State Street Institutional U.S. Government Money Market Fund, Premier Class (Cost - $52,857,596)	0.907%		52,857,596	52,857,596

TOTAL INVESTMENTS - 94.0% (Cost - $325,968,122)				342,157,644
Other Assets in Excess of Liabilities - 6.0%				22,001,800

TOTAL NET ASSETS - 100.0%				$364,159,444

*	Non-income producing security.

(a)	Security is valued in good faith in accordance with procedures approved by the Board of Trustees (See Note 1).

Abbreviations used in this schedule:

ETF	— Exchange-Traded Fund
SPDR	— Standard & Poor’s Depositary Receipts

See Notes to Consolidated Schedule of Investments.

ENTRUSTPERMAL ALTERNATIVE CORE FUND

Consolidated schedule of investments (unaudited) (cont’d)	September 30, 2017

SECURITY	SHARES	VALUE
SECURITIES SOLD SHORT‡ - (19.1)%
COMMON STOCKS - (10.0)%
CONSUMER DISCRETIONARY - (8.9)%
Automobiles - (1.1)%
Ford Motor Co.	(161,800)	$(1,936,746)
General Motors Co.	(49,700)	(2,006,886)

Total Automobiles		(3,943,632)

Hotels, Restaurants & Leisure - (4.3)%
BJ’s Restaurants Inc.	(65,000)	(1,979,250)*
Bloomin’ Brands Inc.	(109,500)	(1,927,200)
Brinker International Inc.	(60,000)	(1,911,600)
Cheesecake Factory Inc.	(47,000)	(1,979,640)
Darden Restaurants Inc.	(23,000)	(1,811,940)
Fiesta Restaurant Group Inc.	(115,000)	(2,185,000)*
Red Robin Gourmet Burgers Inc.	(31,500)	(2,110,500)*
Texas Roadhouse Inc.	(39,500)	(1,941,030)

Total Hotels, Restaurants & Leisure		(15,846,160)

Media - (1.3)%
Cinemark Holdings Inc.	(56,000)	(2,027,760)
Regal Entertainment Group, Class A Shares	(124,000)	(1,984,000)
Sinclair Broadcast Group Inc., Class A Shares	(20,000)	(641,000)

Total Media		(4,652,760)

Specialty Retail - (2.2)%
Asbury Automotive Group Inc.	(32,800)	(2,004,080)*
CarMax Inc.	(26,800)	(2,031,708)*
Lithia Motors Inc., Class A Shares	(16,600)	(1,997,146)
Penske Automotive Group Inc.	(42,359)	(2,015,017)

Total Specialty Retail		(8,047,951)

TOTAL CONSUMER DISCRETIONARY		(32,490,503)

FINANCIALS - (1.1)%
Consumer Finance - (1.1)%
Ally Financial Inc.	(82,100)	(1,991,746)
Santander Consumer USA Holdings Inc.	(128,900)	(1,981,193)*

TOTAL FINANCIALS		(3,972,939)

TOTAL COMMON STOCKS (Proceeds - $(34,322,105))		(36,463,442)

INVESTMENTS IN UNDERLYING FUNDS - (9.1)%
Powershares QQQ Trust, Series 1	(100,500)	(14,617,725)
SPDR S&P 500 ETF Trust	(58,500)	(14,696,955)
United States Oil Fund LP	(370,962)	(3,869,134)*

TOTAL INVESTMENTS IN UNDERLYING FUNDS (Proceeds - $(31,132,380))		(33,183,814)

TOTAL SECURITIES SOLD SHORT (Proceeds - $(65,454,485))		(69,647,256)

*	Non-income producing security.

‡	Percentages indicated are based on net assets.

See Notes to Consolidated Schedule of Investments.

ENTRUSTPERMAL ALTERNATIVE CORE FUND

Consolidated schedule of investments (unaudited) (cont’d)	September 30, 2017

Abbreviations used in this schedule:

ETF	— Exchange-Traded Fund
SPDR	— Standard & Poor’s Depositary Receipts

At September 30, 2017, the Fund had the following open forward foreign currency contracts:

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Depreciation
USD	3,932,364	GBP	3,000,000	JPMorgan Chase & Co.	12/20/17	$(97,275)
USD	15,319,967	EUR	13,000,000	UBS AG	12/20/17	(111,595)

Total						$(208,870)

Abbreviations used in this table:

EUR	— Euro
GBP	— Great British Pound
USD	— United States Dollar

This Consolidated Schedule of Investments is unaudited and is intended to provide information about the Fund’s investments as of the date of the schedule. Other information regarding the Fund is available in the Fund’s most recent annual or semi-annual shareholder report.

See Notes to Consolidated Schedule of Investments.

Notes to Consolidated Schedule of Investments (unaudited)

1. Organization and significant accounting policies

EnTrustPermal Alternative Core Fund (the “Fund”) is a separate diversified investment series of Legg Mason Partners Equity Trust (the “Trust”). The Trust, a Maryland statutory trust, is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company.

The Fund is a “fund of funds,” which pursues its investment objective by investing primarily in other investment companies, including mutual funds, closed-end funds and exchange-traded funds (“ETFs”) (collectively, “Underlying Funds”).

The Fund may seek to gain exposure to certain asset classes, such as ETFs that invest primarily in commodities or master limited partnerships (“MLPs”), through investments in its wholly-owned subsidiary, Alternative Core Fund Ltd. (the “Subsidiary”), organized under the laws of the Cayman Islands. The Subsidiary may invest without limit in these investments. The Subsidiary has the same investment manager and subadviser as the Fund. The Fund may invest up to 25% of its total assets in the Subsidiary. This schedule of investments is the consolidated schedule of investments of the Fund and the Subsidiary.

The following are significant accounting policies consistently followed by the Fund and are in conformity with U.S. generally accepted accounting principles (“GAAP”).

(a) Investment valuation. Investments in the Underlying Funds, excluding ETFs and closed-end funds, are valued at the closing net asset value per share of each Underlying Fund on the day of valuation. Equity securities for which market quotations are available are valued at the last reported sales price or official closing price on the primary market or exchange on which they trade. The valuations for fixed income securities (which may include, but are not limited to, corporate, government, municipal, mortgage-backed, collateralized mortgage obligations and asset-backed securities) and certain derivative instruments are typically the prices supplied by independent third party pricing services, which may use market prices or broker/dealer quotations or a variety of fair valuation techniques and methodologies. The independent third party pricing services use inputs that are observable such as issuer details, interest rates, yield curves, prepayment speeds, credit risks/spreads, default rates and quoted prices for similar securities. Short-term fixed income securities that will mature in 60 days or less are valued at amortized cost, unless it is determined that using this method would not reflect an investment’s fair value. Fund holds securities or other assets that are denominated in a foreign currency, the Fund will normally use the currency exchange rates as of 4:00 p.m. (Eastern Time). If independent third party pricing services are unable to supply prices for a fund investment, or if the prices supplied are deemed by the manager to be unreliable, the market price may be determined by the manager using quotations from one or more broker/dealers or at the transaction price if the security has recently been purchased and no value has yet been obtained from a pricing service or pricing broker. When reliable prices are not readily available, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded, but before the Fund calculates its net asset value, the Fund values these securities as determined in accordance with procedures approved by the Fund’s Board of Trustees.

The Board of Trustees is responsible for the valuation process and has delegated the supervision of the daily valuation process to the Legg Mason North Atlantic Fund Valuation Committee (the “Valuation Committee”). The Valuation Committee, pursuant to the policies adopted by the Board of Trustees, is responsible for making fair value determinations, evaluating the effectiveness of the Fund’s pricing policies, and reporting to the Board of Trustees. When determining the reliability of third party pricing information for investments owned by the Fund, the Valuation Committee, among other things, conducts due diligence reviews of pricing vendors, monitors the daily change in prices and reviews transactions among market participants.

The Valuation Committee will consider pricing methodologies it deems relevant and appropriate when making fair value determinations. Examples of possible methodologies include, but are not limited to, multiple of earnings; discount from market of a similar freely traded security; discounted cash-flow analysis; book value or a multiple thereof; risk premium/yield analysis; yield to maturity; and/or fundamental investment analysis. The Valuation Committee will also consider factors it deems relevant and appropriate in light of the facts and circumstances. Examples of possible factors include, but are not limited to, the type of security; the issuer’s financial statements; the purchase price of the security; the discount from market value of unrestricted securities of the same class at the time of purchase; analysts’ research and observations from financial institutions; information regarding any transactions or offers with respect to the security; the existence of merger proposals or tender offers affecting the security; the price and extent of public trading in similar securities of the issuer or comparable companies; and the existence of a shelf registration for restricted securities. Additionally, if the closing net asset value per share for an Underlying Fund is not available on the day of valuation, the Valuation Committee may adjust the Underlying Fund’s last available net asset value per share to account for significant events that have occurred subsequent to the Underlying Fund’s last net asset value per share calculation but prior to the day of valuation.

Notes to Consolidated Schedule of Investments (unaudited) (continued)

For each portfolio security that has been fair valued pursuant to the policies adopted by the Board of Trustees, the fair value price is compared against the last available and next available market quotations. The Valuation Committee reviews the results of such back testing monthly and fair valuation occurrences are reported to the Board of Trustees quarterly.

The Fund uses valuation techniques to measure fair value that are consistent with the market approach and/or income approach, depending on the type of security and the particular circumstance. The market approach uses prices and other relevant information generated by market transactions involving identical or comparable securities. The income approach uses valuation techniques to discount estimated future cash flows to present value.

GAAP establishes a disclosure hierarchy that categorizes the inputs to valuation techniques used to value assets and liabilities at measurement date. These inputs are summarized in the three broad levels listed below:

•	Level 1 – quoted prices in active markets for identical investments

•	Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used in valuing the Fund’s assets and liabilities carried at fair value:

ASSETS
DESCRIPTION	QUOTED PRICES (LEVEL 1)	OTHER SIGNIFICANT OBSERVABLE INPUTS (LEVEL 2)	SIGNIFICANT UNOBSERVABLE INPUTS (LEVEL 3)	TOTAL
Long-Term Investments†:
Investments in Underlying Funds	$139,443,830	$18,696,135	—	$158,139,965
Common Stocks:
Consumer Discretionary	3,534,390	3,496,539	—	7,030,929
Other Common Stocks	83,389,223	—	—	83,389,223
Master Limited Partnerships	40,699,231	—	—	40,699,231
Purchased Options	40,700	—	—	40,700

Total Long-Term Investments	267,107,374	22,192,674	—	289,300,048

Short-Term Investments†	52,857,596	—	—	52,857,596

Total Investments	$319,964,970	$22,192,674	—	$342,157,644

LIABILITIES
DESCRIPTION	QUOTED PRICES (LEVEL 1)	OTHER SIGNIFICANT OBSERVABLE INPUTS (LEVEL 2)	SIGNIFICANT UNOBSERVABLE INPUTS (LEVEL 3)	TOTAL
Other Financial Instruments:
Securities Sold Short†:
Common Stocks	$36,463,442	—	—	$36,463,442
Investments in Underlying Funds	33,183,814	—	—	33,183,814

Total Securities Sold Short	69,647,256	—	—	69,647,256

Forward Foreign Currency Contracts	—	$208,870	—	208,870

Total	$69,647,256	$208,870	—	$69,856,126

†	See Consolidated Schedule of Investments for additional detailed categorizations.

For the period ended September 30, 2017, as a result of the fair value pricing procedures for international equities utilized by the Fund, certain securities have transferred in and out of Level 1 and Level 2 measurements during the period. The Fund’s policy is to recognize transfers between levels as of the end of the reporting period. At September 30, 2017, securities valued at $8,302,417 were classified as Level 2 within the fair value hierarchy because fair value procedures were applied when the change in value of a domestic equity security index suggested that the closing prices on foreign exchanges may no longer have represented the value of those securities at the time of closing of the NYSE.

ITEM 2.	CONTROLS AND PROCEDURES.

(a)	The registrant’s principal executive officer and principal financial officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a- 3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the disclosure controls and procedures required by Rule 30a-3(b) under the 1940 Act and 15d-15(b) under the Securities Exchange Act of 1934.

(b)	There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the registrant’s last fiscal quarter that have materially affected, or are likely to materially affect the registrant’s internal control over financial reporting.

ITEM 3.	EXHIBITS.

Certifications pursuant to Rule 30a-2(a) under the Investment Company Act of 1940, as amended, are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Legg Mason Partners Equity Trust

By	/s/ JANE TRUST
Jane Trust
Chief Executive Officer

Date:	November 22, 2017

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By	/s/ JANE TRUST
Jane Trust
Chief Executive Officer

Date:	November 22, 2017

By	/s/ RICHARD F. SENNETT
Richard F. Sennett
Principal Financial Officer

Date:	November 22, 2017